Shareholders' Equity (Details) - USD ($)																6 Months Ended		12 Months Ended
		Aug. 11, 2025	Jun. 16, 2025	Jun. 06, 2025	May 29, 2025	May 23, 2025	Apr. 03, 2025	Dec. 20, 2024	Dec. 17, 2024	Nov. 18, 2024	Nov. 15, 2024	Apr. 08, 2024	Mar. 31, 2024	Nov. 07, 2023	Sep. 06, 2023	Sep. 30, 2025	Sep. 30, 2024	Mar. 31, 2025	Sep. 03, 2025
Shareholders’ Equity [Line Items]
Par value (in Dollars per share)									$ 0.0001
Shares valued (in Dollars)												$ 3,312,000
Share based compensation (in Dollars)																	$ 3,312,000
Authorized share capital									1,000,000,000
Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued											500,000
Par value (in Dollars per share)									$ 0.0001		$ 0.0001
Purchase price (in Dollars per share)											$ 2
Share issued									16,172,300
Shares outstanding									16,172,300
Financing Arrangements [Member]
Shareholders’ Equity [Line Items]
Investor purchased shares										192,300
Amount received (in Dollars)																		$ 1,000,000
Financing Arrangements [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Investor purchased shares								307,700
Ordinary shares (in Dollars)										$ 384,600
Issuance of additional share																		500,000
Share-Based Payments [Member]
Shareholders’ Equity [Line Items]
Shares to employees												480,000		1,500,000
Shares valued (in Dollars)														$ 3,810,000
Restricted Stock [Member]
Shareholders’ Equity [Line Items]
Shares to employees													1,500,000				480,000
Share based compensation (in Dollars)													$ 3,810,000
Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Par value (in Dollars per share)									$ 0.0001							$ 0.0001		$ 0.0001
Ordinary shares (in Dollars)																$ 16,000		$ 1,000
Shares issued to investors				2,000,000	20,000,000	10,606,060	500,000
Proceeds from issuance of common stock (in Dollars)						$ 3,500,000
Warrants purchase				4,000,000	1,000,000
Gross proceeds of common stock and warrants (in Dollars)				$ 1,600,000	$ 6,600,000
Share issued																155,825,986		8,440,000
Authorized share capital									950,000,000							950,000,000		950,000,000
Shares outstanding																155,825,986		8,440,000
Shares re-designated									8,132,300
Number of votes									one
Class A Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued	[1]															147,385,986
Class A Ordinary Shares [Member] | Securities Purchase Agreements [Member]
Shareholders’ Equity [Line Items]
Shares issued to investors		106,779,926	7,500,000
Purchase price (in Dollars)			$ 7,500,000
Class B Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Par value (in Dollars per share)									$ 0.0001							$ 0.0001		$ 0.0001
Ordinary shares (in Dollars)																$ 3,000		$ 1,000
Share issued									8,040,000							31,371,599		8,040,000
Authorized share capital									50,000,000							50,000,000		50,000,000
Shares outstanding																31,371,599		8,040,000
Class B Ordinary Shares [Member] | Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Shares issued	[1]															23,331,599
Shares issued to investors
Class B Ordinary Shares [Member] | Securities Purchase Agreements [Member]
Shareholders’ Equity [Line Items]
Shares issued to investors		23,331,599
Tiger Coin (Hong Kong) Limited [Member]
Shareholders’ Equity [Line Items]
Percentage of Outstanding Share Capital			48.00%
Tiger Coin (Hong Kong) Limited [Member] | Securities Purchase Agreements [Member]
Shareholders’ Equity [Line Items]
Shares issued to investors			4,800
Purchase price (in Dollars)			$ 7,500,000
Sale of Stock, Consideration Received on Transaction (in Dollars)			3,750,000
Tiger Coin (Hong Kong) Limited [Member] | Class A Ordinary Shares [Member]
Shareholders’ Equity [Line Items]
Purchase price (in Dollars)			$ 7,500,000
Share issued			7,500,000
Tiger Coin (Hong Kong) Limited [Member] | Class A Ordinary Shares [Member] | Securities Purchase Agreements [Member]
Shareholders’ Equity [Line Items]
Par value (in Dollars per share)			$ 0.0001
Share issued			7,500,000
AlloyX [Member] | Merger Agreement [Member]
Shareholders’ Equity [Line Items]
Exchange for the Purchased Shares																			130,111,525
Capital stock consideration (in Dollars)																			$ 350,000,000
AlloyX [Member] | Class A Ordinary Shares [Member] | Merger Agreement [Member]
Shareholders’ Equity [Line Items]
Share issued																			106,779,926
AlloyX [Member] | Class B Ordinary Shares [Member] | Merger Agreement [Member]
Shareholders’ Equity [Line Items]
Share issued																			23,331,599
IPO [Member]
Shareholders’ Equity [Line Items]
Shares issued															2,000,000
Par value (in Dollars per share)															$ 0.0001
Offering price (in Dollars per share)															$ 4
Gross proceeds (in Dollars)															$ 8,000,000
Net proceeds (in Dollars)															7,065,000
Underwriting discounts (in Dollars)															720,000
Offering expenses (in Dollars)															967,000
Underwriting discounts and commissions (in Dollars)															1,687,000
Recognized in additional paid-in capital (in Dollars)															$ 6,313,000

[1]	Retroactively restated for effect of share re-classification on December 17, 2024 (see Note 15)